Income Taxes (Difference Between Effective And Statutory Tax Rates) (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Line Items]
Statutory tax rate	40.65%	40.65%	40.65%
Tax credit	(1.47%)	(1.61%)	(1.80%)
Net change in valuation allowance	(0.27%)	0.59%	0.98%
Net change in deferred tax liability on change in interest in and reorganization of subsidiaries			(0.39%)
Effect of changes in the enacted tax rates	6.99%
Other	1.53%	0.82%	0.47%
Effective tax rate	47.43%	40.45%	39.91%